Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Components of Lease Expense, Supplemental Cash Flow Information Related to Leases, and Supplemental Balance Sheet Information Related to Leases
The components of lease expense were as follows:

	2020	2019
Operating lease cost	$5,896	$5,684
Finance lease cost:
Amortization of right-of-use assets	$287	$271
Interest on lease obligation	156	169
Total finance lease cost	$443	$440

The following table provides supplemental cash flows information related to leases:

	2020	2019
Cash Flows from Operating Activities
Cash paid for amounts included in lease obligations:
Operating cash flows from operating leases	$4,852	$4,583

Supplemental Lease Cash Flow Disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease obligations	$5,270	$7,818
The following tables set forth supplemental balance sheet information related to leases at December 31:

	2020	2019
Operating Leases
Operating lease right-of-use assets	$24,714	$24,039

Accounts payable and accrued liabilities	$3,537	3,451
Operating lease obligation	22,202	21,804
Total operating lease obligation	$25,739	$25,255

Finance Leases
Property, plant and equipment, at cost	$3,586	$3,534
Accumulated depreciation and amortization	(1,361)	(1,296)
Property, plant and equipment, net	$2,225	$2,238

Current portion of long-term debt	$189	$162
Long-term debt	1,847	1,872
Total finance lease obligation	$2,036	$2,034

	2020	2019
Weighted-Average Remaining Lease Term (years)
Operating leases	8.5	8.4
Finance leases	9.9	10.3

Weighted-Average Discount Rate
Operating leases	4.1%	4.2%
Finance leases	8.1%	8.4%

Schedule of Maturities of Operating Leases
The following table provides the expected future minimum maturities of lease obligations:

	Operating Leases	Finance Leases
2021	$4,808	$350
2022	4,527	333
2023	4,094	300
2024	3,560	276
2025	2,904	272
Thereafter	11,230	1,609
Total lease payments	31,123	3,140
Less: imputed interest	(5,384)	(1,104)
Total	$25,739	$2,036

Schedule of Maturities of Finance Leases
The following table provides the expected future minimum maturities of lease obligations:

	Operating Leases	Finance Leases
2021	$4,808	$350
2022	4,527	333
2023	4,094	300
2024	3,560	276
2025	2,904	272
Thereafter	11,230	1,609
Total lease payments	31,123	3,140
Less: imputed interest	(5,384)	(1,104)
Total	$25,739	$2,036